SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) (Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options [Member]
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)	6,640,800
Granted (in shares)	2,590,000	800,000	1,700,000
Exercised (in shares)	(410,000)
Forfeited (in shares)	(1,419,000)
Options outstanding at the end of the period (in shares)	7,401,800	6,640,800
Vested or expected to vest at the end of the period (in shares)	7,266,534
Exercisable at the end of the period (in shares)	3,965,800
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)	$ 0.75
Granted (in dollars per share)	$ 0.74
Exercised (in dollars per share)	$ 0.74
Forfeited (in dollars per share)	$ 0.74
Options outstanding at the end of the period (in dollars per share)	$ 0.74	$ 0.75
Vested or expected to vest at the end of the period (in dollars per share)	$ 0.64
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period	2 years	2 years 11 days
Granted	4 years 3 months 7 days
Exercised	7 days
Outstanding at the end of the period	2 years	2 years 11 days
Vested or expected to vest at the end of the period	1 year 10 months 24 days
Exercisable at the end of the period	8 months 19 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)	$ 6,451,792
Outstanding at the end of the period (in dollars)		6,451,792
Vested or expected to vest at the end of the period (in dollars)
Exercisable at the end of the period (in dollars)